UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust
                   CMA Arizona Municipal Money Fund
                   CMA California Municipal Money Fund
                   CMA Connecticut Municipal Money Fund
                   CMA Florida Municipal Money Fund
                   CMA Massachusetts Municipal Money Fund
                   CMA Michigan Municipal Money Fund
                   CMA New Jersey Municipal Money Fund
                   CMA New York Municipal Money Fund
                   CMA North Carolina Municipal Money Fund
                   CMA Ohio Municipal Money Fund
                   CMA Pennsylvania Municipal Money Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date: August 13, 2007